GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL
10.	GOODWILL

The changes in the carrying amount of goodwill by reporting units for the years ended December 31, 2011, 2012 and 2013, consisted of the following:

	China	Japan	U.S. and Canada	Total

Balance, as of January 1, 2012	$9,765	$204	$14,628	$24,597
Acquisition of Abovenet (Note 3)	—	—	714	714
Acquisition of Jiangchen (Note 3)	1,536	—	—	1,536
Foreign exchange differences	116	2	18	136

Balance, as of December 31, 2012	$11,417	$206	$15,360	$26,983
Acquisition of Ruantong Xutian (Note 3)	4,349	—	—	4,349
Acquisition of LDeasy (Note 3)	910	—	—	910
Foreign exchange differences	483	7	(47)	442

Balance, as of December 31, 2013	$17,159	$213	$15,313	$32,684

The Group performed its annual goodwill impairment tests for the years ended December 31, 2011, 2012 and 2013. In the goodwill impairment test, the Group used the income approach, which it believed to be more reliable than the market approach in determining the fair value of the Group’s reporting unit. Accordingly, it adopted a discounted cashflow (“DCF”) method under the income approach, which considered a number of factors that include expected future cash flows, growth rates and discount rates and requires the Group to make certain assumptions and estimates regarding industry economic factors and future profitability of its business unit. The assumptions were inherently uncertain and subjective.

When applying the DCF method for the reporting unit, the Group incorporated the use of projected financial information and a discount rate that was developed using market participant based assumptions. The cash flow projections were based on six-year financial forecasts developed by management that included revenue projections, capital spending trends, and investments in working capital to support anticipated revenue growth. The discount rates selected were 13%, 14% and 15.5% for China, Japan and U.S. respectively with the consideration of the risk and nature of the reporting unit’s cash flows and the rates of return market participants would require investing their capital in the reporting unit.

The Group evaluated the situation as of December 31, 2012 and 2013 based on the performance results and future operation projections with the assistance of American Appraisal China Limited, an independent valuation firm. Based on impairment test performed, no impairment of goodwill was recorded during the years ended December 31, 2011, 2012 and 2013, respectively.